Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005510
Average Annual Return [Line Items]
Average Annual Return, Percent	10.93%		7.45%		8.31%
Without Sales Load [Member] | C000005511
Average Annual Return [Line Items]
Average Annual Return, Percent	10.49%		7.09%		7.98%
Without Sales Load [Member] | C000159683
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%		7.56%	9.65%
Without Sales Load [Member] | C000219318
Average Annual Return [Line Items]
Average Annual Return, Percent	11.81%	19.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	13.71%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	22.33%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%		7.29%		7.14%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%		7.29%		7.14%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%		7.29%	8.51%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	19.76%